Non-interest income (Details) € in Millions, £ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)		Dec. 31, 2019 GBP (£)
Fees and commissions receivable
Net fees and commissions			£ 2,124	£ 2,000		£ 2,497
Income from trading activities
Foreign exchange			364	569		448
Interest rate			(130)	541		532
Credit			83	3		32
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
- debt securities in issue			6	(24)		(60)
- derivative liabilities						(20)
Equity, commodities and other				36
Income from trading activities			323	1,125	[1]	932	[1]
Loss on redemption of own debt			145	324
Operating Lease and Other Rental Income			225	232		250
Changes in the fair value of financial assets and liabilities designated at fair value through profit or loss			(8)	(54)		(17)
Changes in fair value of other financial assets fair value through profit or loss			5	2		58
Hedge ineffectiveness			25	24		48
(Loss)/profit on disposal of amortised cost assets			(15)	(18)		42
Profit/(loss) on disposal of fair value through other comprehensive income assets			117	96		(22)
(Loss)/profit on sale of property, plant and equipment			30	13		58
Share of profits/ (losses)of associated entities			216	(30)		(14)
Profit/(loss) on disposal of subsidiaries and associates			48	(16)		2,224
Other income			13	(18)		132
Other operating income			451	(93)	[1]	2,759	[1]
Non-interest income			2,898	3,032		6,188
Loss on the purchase of freeholds for properties			£ 44
UK mortgages portfolio
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Loss on acquisition of financial assets				58
Notional amount of financial assets				£ 3,000
RFS Holdings
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
FX recycling gain						1,102
UBIDAC
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Capital repayment						£ 67
Alawwal bank merger
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Profit/(loss) on disposal of subsidiaries and associates	£ 444	€ 523
Legacy Liability Release Amount	256
FX recycling gain	£ 290

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.